Income Taxes - Reconciliation Between the Reported Income Tax Expense and the Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Federal income tax at the statutory rate									$ 4,290	$ 3,361	$ 3,413
Increase (decrease) in income taxes resulting from:
New Jersey income tax, net of federal income tax effect									433	387	363
Bank owned life insurance income									(710)	(353)	(314)
Incentive stock option expense									1	1	3
Other, net									50	23	(38)
Total Income Tax Expense	$ 1,520	$ 948	$ 744	$ 852	$ 825	$ 907	$ 732	$ 955	$ 4,064	$ 3,419	$ 3,427
Effective income tax rate									32.20%	34.60%	34.10%